Income Tax - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Change in the valuation allowance		$ 1,334,337
Valuation allowance	$ 19,906,000	19,906,000	$ 4,126,000
Unrecognized tax benefits	456,000	456,000	$ 111,000	$ 0
Unrecognized tax benefits that would impact effective income tax rate	$ 100,000	100,000
CARES Act percentage of net operating loss caryyovers and carrybacks to offset taxable income	100.00%
CARES Act number of preceeding taxable years to which net operating loss carried back	5 years
U.S. Federal and State [Member]
Net operating loss	$ 143,723	143,723
State and Local Jurisdiction [Member]
Unrecognized tax benefits	500,000	500,000
State and Local Jurisdiction [Member] | Indefinitely [Member]
Net operating loss	8,200,000	8,200,000
State and Local Jurisdiction [Member] | Year 2031 Except For 8.2 Million Dollars [Member]
Net operating loss	55,700,000	55,700,000
Domestic Tax Authority [Member] | Indefinitely [Member]
Net operating loss	$ 48,700,000	$ 48,700,000
Percentage of taxable income eligible to be utlized for setting off net operating loss	80.00%